Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment filing is to update financials to Q3
Document Period End Date	Sep. 30, 2018
Trading Symbol	ROAN
Entity Registrant Name	ROAN RESOURCES, INC.
Entity Central Index Key	0001326428
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false